Leases-Group as Lessee (Tables)	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Summary of Leases

Right-of-use assets
Net Carrying Amount
December 31, 2020	$10,386
December 31, 2021	27,746
Depreciation expense for the year ended
December 31, 2020	$2,810
December 31, 2021	5,593

Summary of Amounts Recognized in Profit and Loss

Amounts Recognized in Profit and Loss	2019	2020	2021
Depreciation expense of right-of-use-assets	$1,643	$2,810	$5,593
Interest expense on lease liabilities	396	751	2,501

	$2,039	$3,561	$8,094